other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2022
other long-term liabilities
Schedule of other long-term liabilities

As at December 31 (millions)	Note	2022	2021
Contract liabilities	24	$82	$82
Other		2	3
Deferred revenues		84	85
Pension benefit liabilities	15	392	643
Other post-employment benefit liabilities		68	66
Derivative liabilities	4(h)	24	73
Investment in real estate joint ventures	21(b)	9	9
Other		53	23
		630	899
Deferred customer activation and connection fees	24	6	8
		$636	$907